Annual Total Returns - BlackRock High Yield Bond Portfolio (Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares) [BarChart] - Investor A, C, Institutional and Class R - BlackRock High Yield Bond Portfolio - Investor A Shares
Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	2.88%
Annual Return 2012	16.77%
Annual Return 2013	8.95%
Annual Return 2014	3.04%
Annual Return 2015	(4.32%)
Annual Return 2016	13.41%
Annual Return 2017	8.00%
Annual Return 2018	(3.32%)
Annual Return 2019	15.10%
Annual Return 2020	5.49%